Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31
	2022	2023
	US$ thousands

Raw materials and components	71,861	36,979
Products in process	12,417	9,189
Finished products	3,707	5,339
	87,985	51,507